Loans Receivable (including Covered Loans) - Interest Rate Terms (Details) $ in Thousands	Sep. 30, 2015 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans at fixed-rate	$ 6,419,314
Loans at adjustable-rate	3,403,956
Within 1 year
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans at fixed-rate	343,801
Loans at adjustable-rate	1,778,466
1 to 3 years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans at fixed-rate	160,832
Loans at adjustable-rate	799,633
3 to 5 years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans at fixed-rate	97,837
Loans at adjustable-rate	733,061
5 to 10 years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans at fixed-rate	155,708
Loans at adjustable-rate	92,796
10 to 20 years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans at fixed-rate	938,938
Loans at adjustable-rate	0
Over 20 years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans at fixed-rate	4,722,198
Loans at adjustable-rate	$ 0